Summary of Reconciliation of Provisions for Legal Proceedings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions For Legal Proceedings
Opening Balance	$ 2,199	$ 3,113
Additions, net of reversals	540	464
Use of provision	715	744
Revaluation of existing proceedings and interest charges	150	28
Transfer to assets held for sale	(3)	0
Others	11	20
Cumulative translation adjustment	(164)	(682)
Closing Balance	$ 2,018	$ 2,199